Right-of-use asset/Lease Liability and Other financing liability - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022
Sale Leaseback Transaction [Line Items]
Finance lease, daily payment			$ 0	$ 21,971	$ 9,786
MV Stelios Y | Metamou
Sale Leaseback Transaction [Line Items]
Finance lease, daily payment		$ 14,500
Finance lease, term of contract		12 months
Finance lease, security down payment at signing		$ 9,000
Finance lease, option to purchase underlying asset		$ 18,000
Right-of-use asset						$ 30,637
Right-of-use asset, gross						32,160
Right-of-use asset, accumulated amortization						$ 1,523
Weighted average discount rate			2.69%
Efrossini
Sale Leaseback Transaction [Line Items]
Gross sale price, other financial liability	$ 22,500
Finance lease, daily payment	$ 16,050
Gain (loss), of sale and leaseback transaction,			$ 1,800
Other financing liability			$ 748
Efrossini | Minimum
Sale Leaseback Transaction [Line Items]
Sale leaseback lease term	10 months
Efrossini | Maximum
Sale Leaseback Transaction [Line Items]
Sale leaseback lease term	14 months